Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Preparation

(a) Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Reorganization is accounted for as a common control transaction under the pooling of interest method. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods.

Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of Estimates

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

The Company believes that revenue recognition, liabilities related to loyalty programs, consolidation of VIEs, determination of share-based compensation and impairment assessment of long-lived assets that reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation

(c) Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and a VIEs’ subsidiaries for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, its VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIEs’ economic performance, and also the Group’s obligation to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. The Company’s WOFEs and ultimately the Company hold all the variable interests of the VIEs and its subsidiaries, and have been determined to be the primary beneficiaries of the VIEs.

The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2017	December 31, 2018
Assets
Current assets
Cash and cash equivalents	11,317,670	19,464,246
Short-term investments	129,770,000	5,000,000
Accounts receivable, net	43,250,595	200,289,537
Amount due from subsidiaries of the Company	—	291,902,904
Prepayments and other current assets	14,728,734	80,565,668
Total current assets	199,066,999	597,222,355
Non-current assets
Property and equipment, net	4,614,062	13,376,314
Other non-current assets	5,758,946	8,945,774
Total non-current assets	10,373,008	22,322,088
Total assets	209,440,007	619,544,443
Liabilities
Current liabilities
Accounts payable	14,992,741	73,087,671
Amount due to subsidiaries of the Company	—	780,656,961
Registered users’ loyalty payable	20,977,138	249,881,449
Advance from advertising customers	39,864,599	1,360,017
Salary and welfare payable	5,642,884	41,665,582
Tax payable	21,343,600	100,757,561
Accrued liabilities related to users’ loyalty programs	187,003,469	44,133,812
Accrued liabilities and other current liabilities	18,271,639	360,711,336
Total current liabilities	308,096,070	1,652,254,389
Total liabilities	308,096,070	1,652,254,389

	Year ended December 31,
	2016	2017	2018
Net revenues	57,954,312	517,052,950	3,065,573,756
Net loss	(10,862,379)	(90,843,873)	(1,882,747,022)

	Year ended December 31,
	2016	2017	2018
Net cash provided by/(used in) operating activities	12,719,290	132,992,222	(77,218,211)
Net cash provided by/(used in) investing activities	(12,523,274)	(121,943,180)	90,767,728
Net cash (used in) financing activities	—	—	(5,402,941)
Net increase in cash and cash equivalents	196,016	11,049,042	8,146,576

Functional Currency and Foreign Currency Translation

In accordance with the aforementioned VIE agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of VIEs. Therefore the Company considers that there is no asset in VIEs that can be used only to settle obligations of the VIEs, except for registered capital, as of December 31, 2017 and 2018. As the VIEs and their subsidiaries were incorporated as limited liability Company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIEs.

There were no pledges or collateralization of the Affiliated Entities’ assets. As the Company is conducting its business mainly through the Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

There is no VIEs where the Company has variable interest but is not the primary beneficiary.

The Group believes that the contractual arrangements among its shareholders and WFOEs comply with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interests in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control the VIEs also depends on the voting rights proxy and the effect of the share pledge under the Equity Interest Pledge Agreement and the WFOEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this voting right proxy is legally enforceable but may not be as effective as direct equity ownership.

(d) Functional Currency and Foreign Currency Translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive loss as foreign exchange related gain / loss.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expense items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit on the consolidated financial statement. The exchange rates used for translation on December 31, 2017 and December 31, 2018 were US$1.00=RMB6.5342 and RMB6.8632, respectively, representing the index rates stipulated by the People’s Bank of China.

Convenience Translation

(e) Convenience Translation

Translations of balances in the Group’s consolidated balance sheet, consolidated statement of operations and comprehensive loss and consolidated statement of cash flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1 = RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the US Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Fair Value of Financial Instruments

(f) Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, accounts payable, advance from advertising customers, registered users’ loyalty payable and other liabilities.

As of December 31, 2017 and 2018, the carrying values of cash and cash equivalents, accounts receivable, accounts payable, advance from customers, registered users’ loyalty payable and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments.

On a recurring basis, the Group measures its short-term investments at fair value.

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 2017	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	129,770,000	—	129,770,000

As of December 2018	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	115,436,080	—	115,436,080

The Group values its investments in wealth management products issued by certain banks using quoted subscription/redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Cash and Cash Equivalents

(g) Cash and Cash Equivalents

Cash and cash equivalents include cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Short-term Investments

(h) Short-term investments

Short-term investments include investments in wealth management products issued by certain banks which are redeemable by the Company at any time. The wealth management products are unsecured with variable interest rates and primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Company measures the short-term investments at fair value using the quoted subscription or redemption prices published by these banks. The change in fair value is recorded as interest income amounted to RMB 0.05 million, RMB 0.7 million and RMB 4.2 million in the consolidated statements of comprehensive loss for the years ended December 31, 2016, 2017 and 2018, respectively.

Accounts Receivable, Net

(i) Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and based on factors listed in the following paragraph. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on general basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

Property and Equipment, Net

(j) Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Office equipment	3 – 5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Goodwill and Intangible Assets

(k) Goodwill and intangible assets

Intangible assets

Intangible assets represent the acquired right to operate an online audio/video content platform (note 9), which is amortized on a straight-line basis over its estimated useful lives of 10 years. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. No impairment of intangible assets was recognized for the year ended December 31, 2018.

Goodwill

Goodwill represents the excess of the total cost of the acquisition over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit. The Company estimates the fair value of the reporting unit using a discounted cash flow model. This valuation approach considers various assumptions including projections of future cash flows, perpetual growth rates and discount rates. The assumptions about future cash flows and growth rates are based on management’s assessment of a number of factors, including the reporting unit’s recent performance against budget, performance in the market that the reporting unit serves, as well as industry and general economic data from third party sources. Discount rate assumptions reflect an assessment of the risk inherent in those future cash flows. Changes to the underlying businesses could affect the future cash flows, which in turn could affect the fair value of the reporting unit. Management performs its annual goodwill impairment test on December 31. No impairment of goodwill was recognized for the year ended December 31, 2018.

Impairment of Long-Lived Assets Other Than Goodwill

(l) Impairment of long-lived assets other than Goodwill

For other long-lived assets including property and equipment and other non-current assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Advances From Advertising Customers

(m) Advances from advertising customers

Certain third party advertising customers pay in advance to purchase advertising services. Cash proceeds received from customers are initially recorded as advances from advertising customers and are recognized as revenues when revenue recognition criteria are met.

Revenue Recognition

(n) Revenue recognition

A.	Significant accounting policy

The Group has adopted the new revenue standard, ASC 606, by applying the full retrospective method. See Section (ad) “Recently issued accounting pronouncements.” Revenues are recognized when or as the control of a good or service is transferred to the customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

•	provides all of the benefits received and consumed simultaneously by the customer;
•	creates and enhances an asset that the customer controls as the Group performs; or
•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

The progress towards complete satisfaction of the performance obligation is measured based on one of the following methods that best depict the Group’s performance in satisfying the performance obligation:

•	direct measurements of the value transferred by the Group to the customer; or
•	the Group’s efforts or inputs to the satisfaction of the performance obligation.

B.	Nature of services

The following is a description of principal activities of the Group from which the Group generates its revenue.

(i) Advertising and marketing

The Group’s main revenue generating activity is the provision of online advertising and marketing services. The Group generates revenue from performing specified actions, i.e. a Cost Per thousand impressions (“CPM”), Cost Per Click (“CPC”) basis. Revenue is recognized on a CPM or CPC basis as impressions or clicks are delivered.

The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Group is acting as the principal or an agent in the transaction. In determining whether the Group acts as the principal or an agent, the Group follows the accounting guidance for principal-agent considerations. Such determination involves judgement and is based on evaluation of the terms of each arrangement.

a. Advertising and marketing services provided to advertising customers

(i) Before February 2018, the Group engaged certain advertising customers through a third-party advertising agent (“advertising agent”). In the arrangement with this advertising agent, it served as the Group’s sales agent in selling the Group’s advertising solutions to other second-tier advertising agents. The end advertisers are the customers of the Group as they specifically select Qutoutiao to display its advertisement and the performance obligation of the Group is to provide the underlying advertising display services. The advertising agent earns a commission of 2% of the advertising revenue in the arrangement in return for providing bidding system for placement on Qutoutiao which the Company recognized as cost of revenue. The Group provides advertising and marketing services to advertising customers and recognizes advertising and marketing revenue on a gross basis as clicks are delivered.

The Group receives refundable advance payments from advertising customers through this advertising agent and reconciles the advertising and marketing revenue with this advertising agent on a weekly basis. If the advance payment deposited in the Group is not ultimately used for the advertisement on Qutoutiao, the Group refunds the advance payment back to advertising customers through this advertising agent.

In February 2018, the Group acquired 100% equity interests of this advertising agent with a total consideration of RMB 15.0 million (Note 3). After the acquisition, the Group effectively provides advertising and marketing services to these advertising customers directly and continues to recognize revenue on a gross basis as impressions are delivered.

The Group also engaged advertising customers through other third party advertising agents where revenue was accounted for on a gross basis during the year ended December 31, 2017. Those arrangements have been terminated as of December 31, 2017.

(ii) The Group also provides advertising and marketing service to advertising customers directly. The Group recognizes revenue on a gross basis as impressions are delivered.

b. Advertising and marketing services provided to advertising platforms

The Group provides advertising and marketing services to other third-party advertising platforms. In the arrangement with these advertising platforms, these advertising platforms are the customers of the Group and the performance obligation of the Group is to provide traffic service to these advertising platforms. Therefore, the Group recognizes revenue based on the net amount as impressions or clicks are delivered.

The Group reconciles and settles the advertising revenue with these advertising platforms on a monthly basis.

(ii) Other services

a. Online marketplace service

The Group operates an online marketplace which users can access merchandise offered by third-party merchandise suppliers. The suppliers are the customers of the Group as these suppliers are the primary obligor to provide goods and delivery service to the users and the performance obligation of the Group is to provide matching service for the suppliers. The Group acts as an agent in this transaction and recognize revenue when the matching service is completed. The Group settles the payment with suppliers on a monthly basis.

b. Agent and platform service

After the acquisition of the advertising agent in February 2018 (Note 3), the Group also provides agent and platform service by facilitating the advertising customers to select third-party advertising platforms to display their advertisements. The Group recognizes revenue from the advertising customers based on the net amount equal to certain agreed percentage of the gross revenue earned by the third-party advertising platforms when impressions or clicks are successfully delivered.

C. Disaggregation of revenue

In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(e))
Major service line
Advertising and marketing service provided to advertising customers, recorded gross	16,938,996	264,471,551	2,399,716,518	349,024,292
Advertising and marketing service provided to advertising platforms, recorded net	40,941,342	248,410,930	414,541,506	60,292,561
Other service	73,974	4,170,469	207,887,761	30,236,021
	57,954,312	517,052,950	3,022,145,785	439,552,874

For the year ended December 31, 2018, revenue in other service include the net agent and platform service fees amounted to RMB 203.4 million.

Cost of Revenues

(o) Cost of revenues

The Group’s cost of revenues consists primarily of (i) agent fees retained by the third party advertising agents which are recognized as cost of revenue for revenue recorded on gross basis, (ii) content procurement costs paid to third-party professional media companies or freelancers, (iii) direct cost related to in-house content editing cost, rental cost, depreciation and other miscellaneous costs, (iv) bandwidth cost and (v) cultural development fee and surcharges. The cultural development fee and surcharges in cost of revenues for the years ended December 31, 2016, 2017 and 2018 were RMB2.0 million, RMB17.0 million and RMB 64.1 million, respectively. The Group is subject to a cultural development fee on the provision of advertising services in the PRC. The applicable tax rate is 3% of the net advertising revenues.

Research and Development Expense

(p) Research and development expenses

Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) office rental expenses and (iii) depreciation of office premise and servers utilized by research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Company accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. For the years ended December 31, 2016, 2017 and 2018, the Company has not capitalized any costs related to internal use software because the inception of the Group software development costs qualified for capitalization have been insignificant.

Sales And Marketing Expenses

(q) Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) rewards to registered users related to loyalty programs, (ii) advertising and marketing expenses, (iii) charges for short mobile message service to registered users and (iv) salary and welfare for sales and marketing personnel. The advertising and marketing expenses amounted to RMB 0.2 million, RMB 41.9 million and RMB 1,061.0 million during the years ended December 31, 2016, 2017 and 2018, respectively.

General and Administrative Expenses

(r) General and administrative expenses

For the year ended December 31, 2018, General and administrative expenses include stock-based compensation expenses approximating RMB 864.7 million expensed upon the completion of IPO related to the vesting of 15,937,500 ordinary shares owned by the founders (Note 14). General and administrative expenses also consist of (i) salary and welfare for general and administrative personnel, (ii) office expense and (iii) professional service fees.

User Loyalty Programs

(s) User loyalty programs

The Group has loyalty programs for its registered users in its mobile platforms Qutoutiao and Quduopai to enhance user stickiness and incentivize word-of-mouth referrals. The Group offers rewards mainly for signing up as a new-registered user as well as rewards to existing registered users for referring new users to become the Group’s registered users, and also rewards for participating in various activities held in platforms including uploading videos on Quduopai. The cost of users’ rewards are recognized as sales and marketing expenses in the consolidated statements of comprehensive loss.

On Qutoutiao, the Group’s users can redeem earned rewards, which is in a form of cash credits reflecting the same amount of cash value, upon request. The Group offers its users the flexibility to choose a number of rewards payment options, including i) online cash out, when the cash credits balance exceeding a certain cash out threshold or at a lower cash out threshold if the users log on Qutoutiao for a certain number of consecutive days, ii) purchasing products mainly through online marketplace.

On Quduopai, the Group’s users as content provider to Quduopai can also earn cash credits (reflecting the same amount of cash value) that they may cash out when the cash credits balance exceeding a certain threshold. Before April 9 2018, the Group’s users on Quduopai could also earn loyalty points, which could only be exchanged for coupons issued to the Group by a third-party, which can be used to purchase goods or service on that third-party’s group buying website. The Group does not recognize any expenses or liability for those loyalty points earned on Quduopai since the Group does not bear any additional cost to settle these loyalty points awarded to its users before April 9, 2018. Starting from April 9, 2018, the Group’s users on Quduopai who are not content providers, can also start to earn and redeem earned rewards, which is in a form of cash credits reflecting the same amount of cash value, upon request. Users can cash out the rewards when the cash credits balance exceeding a certain cash out threshold. All the outstanding loyalty point granted to users on Quduopai were converted to rewards upon the enacting of the revised loyalty program in April 2018. As a result, the Company recorded costs of RMB 62,359 in the sales and marketing expenses in April 2018. In November 2018, the Company, as a result of the change of business strategy, announced the change of the loyalty program on Quduopai and reversed the unused rewards under the original loyalty program amounted to RMB 11.6 million in the consolidated statements of comprehensive loss.

The user’s agreement provides that rewards expire after one month. However, the Group may, at its discretion, provide rewards to its users even after one month expiration period. Starting from May 2018, rewards to its users are cleared from their accounts and will not be redeemed when the users are inactive for 90 days.

The Group’s experience indicates that a certain portion of rewards is never redeemed by its users, which the Group refers to as a “breakage”. The liability accrued for the reward is reduced by the estimated breakage that is expected to occur. The Group estimates breakage based upon its analysis of relevant reward history and redemption pattern as well as considering the expiration period of the rewards under the users agreement. In the assessment of breakage, each individual user’s account is categorized into certain pools of different range of outstanding rewards, and then further grouped into certain sub-groups on the basis of inactivity days. The past reward redemption pattern in those sub-groups was used to estimate the respective breakage for the outstanding rewards in each sub-group at each period end. For the years ended December 31, 2016, 2017 and 2018, total costs related to the users’ rewards granted (before estimate breakage) amounted to RMB 52.8 million, RMB 527.8 million and RMB 2,207.8 million, respectively, and total rewards redeemed amounted to RMB 13.8 million, RMB 245.0 million and RMB 1,973.5 million, respectively. The Company also reversed the accrued rewards of the users inactive for 90 days which amounted to RMB 196.3 million for the year ended December 31, 2018 which were recorded as a reduction of sales and marketing expense. As of December 31, 2017 and 2018, the total estimated breakage not accrued approximated to RMB 113.7 million and RMB 59.1 million, respectively, and the decrease (which results in an increase in the overall accrued loyalty liability) was due to the lower cash out threshold and the reversal for the cleared rewards of the users inactive for 90 days.

Once the accumulated unredeemed rewards for individual user with amount exceeding the cash out threshold or the continuous log-on criteria is reached, the Group reclassifies the balance into “registered users’ payable” in consolidated balance sheet as a monetary liability and reverses the amount of breakage originally assumed. The registered user payable is derecognized only if (1) the Group pays the user and is relieved of its obligation for the liability by paying the users includes delivery of cash or (2) the Group is legally released from the liability.

The actual cost to settle the estimated liability may differ from the estimated liability recorded. As of December 31, 2017 and December 31, 2018, users’ reward recorded in “Registered users’ loyalty payable” are RMB 21.0 million and RMB 256.7 million, respectively, and estimated users’ rewards recorded in “Accrued liabilities related to users’ loyalty programs” are RMB 187.0 million and RMB 44.1 million, respectively. The increase and decrease of Registered users’ loyalty payable and Accrued liabilities related to users’ loyalty programs, respectively, from December 31, 2017 to 2018 was mainly due to the lower cash out threshold instituted in May of 2018.

Operating Leases

(t) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods. The Group had no capital leases for the years ended December 31, 2016, 2017 and 2018.

Employee Social Security And Welfare Benefits

(u) Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Income Taxes

(v) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its statements of operations and comprehensive loss. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2016, 2017 and 2018. As of December 31, 2017 and 2018, the Group did not have any significant unrecognized uncertain tax positions.

Share-Based Compensation

(w) Share-based compensation

Share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either cost of revenue, general and administrative expenses, selling and marketing expenses or research and development expenses, depending on the job functions of the grantees.

Option granted to employees

For the options granted to employees, the compensation expense is recognized using the straight-line method over the requisite service period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied.

Option granted to non-employee

For share-based awards granted to non-employees, the Group accounts for the related share-based compensation expenses in accordance with ASC subtopic, 505-50 (“ASC 505-50”), Equity-Based Payments to Non-Employees. Under the provision of ASC 505-50, options of the Company issued to non-employees are measured based on fair value of the options which are determined by using the binomial option pricing model. These options are measured as of the earlier of the date at which either: (1) commitment for performance by the non-employee has been reached; or (2) the non-employee’s performance is complete. Subsequent to the completion of the performance, the share-based award is assessed in accordance with ASC 815 to determine whether the award meets the definition of a derivative.

Restricted shares

In January 2018, the founders entered into Share Restriction Deeds with the Company such that a total of 15,937,500 ordinary shares of the Company held by the founders became restricted and will be vested in periods from 24 months to 34 months. Prior to the end of the vesting periods, all the remaining restricted shares shall vest immediately and no longer constitute restricted shares upon a Deemed Liquidation Event or IPO of the Company. In the event that the founder voluntarily and unilaterally terminates his employment/ service contract with any applicable Group entities or his employment or service relationship is terminated by any applicable Group entities for cause as stated in the Deed, the related founder shall sell to the Company, and the Company shall repurchase from the founder, all of the restricted shares (not vested shares) at a price of US$0.0001 per share. For accounting purposes, this transaction has been reflected retrospectively similar to a reverse stock split, with a grant of the 15,937,500 restricted shares to be recognized in January 2018 at their then fair value and recognized as compensation expense over the vesting periods. Upon completion of the Company’s IPO in September 2018, the restrictions were released. See

Note 14 (b).

Statutory Reserves

(x) Statutory reserves

The Group’s subsidiaries, consolidated VIEs and its subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group was not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

Related Parties

(y) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends

(z) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2016, 2017 and 2018, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Loss Per Share

(aa) Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. Using the two class method, net loss is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of the stock options, using the treasury stock method.

Comprehensive Loss

(ab) Comprehensive loss

Comprehensive loss is defined as the change in shareholders’ deficit of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive losses of the Group include the foreign currency translation adjustments.

Segment Reporting

(ac) Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Group has only one operating segment and one reportable segment.

Recently Issued Accounting Pronouncements

(ad) Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” a new standard on revenue which will supersede the revenue recognition requirements in ASC 605. The new standard, as amended, sets forth a single comprehensive model for recognizing and reporting revenues. The new guidance requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance requires the Company to apply the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation. The standard also requires additional financial statement disclosures that will enable users to understand the nature, amount, timing and uncertainty of revenues and cash flows relating to customer contracts. The standard is effective for us for fiscal years, and interim periods within those years, beginning on or after January 1, 2018. The Company has adopted the standard using the full retrospective method.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). The main objective of this update is to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. ASU 2016-01 changes how entities measure certain equity investments and present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The guidance also changes certain disclosure requirements and other aspects of current U.S. GAAP. ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. Early adoption by public entities is permitted only for certain provisions. The Company adopted ASU 2016-01 on January 1, 2018 and the adoption did not have a material impact on the Company’s consolidated financial statements and the related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, “Leases” (“ASU 2016-02”). Under the new guidance, lessees will be required to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The update also expands the required quantitative and qualitative disclosures surrounding leases. This update is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with earlier application permitted. The Company will adopt the new standard in the first quarter of 2019 and use alternative transition method. We have reached conclusions on certain policy elections available under Topic 842 and are applying the package of practical expedients under which we have not reassessed whether any expired or existing contracts are or contain leases, the classification of any expired or existing leases or the initial direct costs for any existing leases. As at December 31, 2018, the Company had payment commitment under non-cancellable operating lease of approximately RMB 59.7 million was disclosed in Note 20. The Company anticipate that the adoption of ASU 2016-02 will result in recording a right-of-use asset and an offsetting lease liability of approximately RMB 52.4 million.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses” (“ASU 2016-13”), which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The ASU is effective for public companies for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is in the process of evaluating the impact of ASU 2016-13 on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (ASU 2017-01), which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. The Company adopted the new standard effective January 1, 2018 on a prospective basis.

In January 2017, the FASB issued ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which simplifies how an entity is required to test goodwill for impairment by eliminating step two from the goodwill impairment test. Step two of the goodwill impairment test measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with its carrying amount. The new guidance has not been adopted for the year ended December 31, 2018 and is effective prospectively for us. The Company is in the process of evaluating the effects, if any, of the adoption of this guidance on our financial position, results of operations and cash flows.

In February 2018, the Financial Accounting Standard Board (“FASB”) issued ASU 2018-02, Income Statement — Reporting Comprehensive Income (Topic 220) — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, to allow entities to reclassify the income tax effects of tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) on items within accumulated other comprehensive income to retained earnings. ASU 2018-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018, and early adoption is permitted. The Company is currently evaluating the impact ASU 2018-02 will have on its consolidated financial statements and associated disclosures.